Leases - Schedule of Rentals Receivable Under Non-cancellable Operating Leases (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Operating lease commitments as at December 31, 2018	₱ 10	₱ 10,571	₱ 22,674
Less than 1 year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Operating lease commitments as at December 31, 2018	₱ 10